Abandoned Acquisition Costs	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Abandoned Assets Acquisition Costs Disclosure [Text Block]	(9) Abandoned Acquisition Costs In 2012, the Company incurred legal, consulting and accounting expenses of $389,106 in connection with three potential acquisitions that were not consummated.